Acquisition of subsidiaries - Summary of acquisition date fair value of each major class of consideration transferred ActGenomics (Details) - ACT Genomics Holdings Company Limited $ in Thousands	Dec. 31, 2022 USD ($) shares
Acquisition-date fair value of total consideration transferred [abstract]
Cash consideration	$ 9,042
Deferred consideration	958
Equity instruments (1,326,127 ordinary shares)	39,784
Consideration transferred (note 34(A)(I))	49,784
Less: cash and cash equivalent balances acquired	5,623
Total net cash outflow arising on acquisition	$ 3,419
Ordinary shares
Acquisition-date fair value of total consideration transferred [abstract]
Number of instruments or interests issued or issuable (in shares) | shares	1,326,127